Note 9 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended March 31,
	2021	2020
Federal
Current	$1,904,797	$(408,360)
Deferred	1,100,368	(971,540)
	3,005,165	(1,379,900)
State
Current	554,212	3,468
Deferred	238,121	(212,560)
	792,333	(209,092)
Total	$3,797,498	$(1,588,992)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended March 31,
	2021	2020
Income tax expense (benefit) at U.S. federal statutory rate	21.0%	(21.0)%
Current year state and local income taxes net of federal income tax benefit	4.1	(2.4)
Other	(0.1)	0.2
Provision for (benefit from) income taxes	25.0%	(23.2)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	March 31,
	2021	2020
Deferred tax liabilities:
Depreciation	$(1,945,788)	$(128,868)
LIFO to average cost Section 481(a) adjustment	(301,110)	(602,220)
Total deferred tax liabilities	(2,246,898)	(731,088)
Deferred tax assets:
Unrealized derivative loss - OCI	3,564,059	—
Inventory capitalization	63,468	85,137
Postretirement benefits other than pensions	26,240	24,127
Net operating loss carryforward - State	—	15,012
Restricted stock award compensation	328,434	200,949
Other	129,121	44,717
Total deferred tax assets	4,111,322	369,942
Net deferred tax asset (liability)	$1,864,424	$(361,146)